UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (41.2%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.3%)

Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 8/1/46			$4,000,000	$4,251,875
3.00%, TBA, 8/1/46			2,000,000	2,101,250

				6,353,125
U.S. Government Agency Mortgage Obligations (38.9%)

Federal National Mortgage Association Pass-Through Certificates
3.50%, TBA, 9/1/46			31,000,000	32,697,734
3.50%, TBA, 8/1/46			31,000,000	32,741,329
3.00%, TBA, 9/1/46			16,000,000	16,616,875
3.00%, TBA, 8/1/46			21,000,000	21,854,765
2.50%, TBA, 8/1/46			5,000,000	5,076,563

				108,987,266

Total U.S. government and agency mortgage obligations (cost $115,064,219)				$115,340,391

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (34.3%)(a)
			Principal amount	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$275,000	$280,069

Argentina (Republic of) 144A sr. unsec. notes 7.50%, 4/22/26 (Argentina)			943,000	1,020,798

Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)		AUD	1,820,000	1,714,571

Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)		AUD	200,000	183,852

Australia (Government of) sr. unsec. notes Ser. 122, 5.25%, 3/15/19 (Australia)		AUD	1,010,000	841,227

Belgium (Government of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)		EUR	500,000	605,844

Belgium (Government of) sr. unsec. unsub. notes 4.25%, 9/28/22 (Belgium)		EUR	530,000	764,928

Belgium (Government of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)		EUR	330,000	666,269

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			$490,000	519,400

Brazil (Federal Republic of) sr. unsec. unsub. notes 5.875%, 1/15/19 (Brazil)			100,000	109,250

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	790	230,640

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			$660,000	726,176

Canada (Government of) bonds 1.25%, 9/1/18 (Canada)		CAD	960,000	746,391

Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)		CAD	180,000	197,285

Croatia (Republic of) 144A sr. unsec. unsub. notes 6.25%, 4/27/17 (Croatia)			$200,000	206,000

Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)		DKK	570,000	162,897

Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)		DKK	3,020,000	525,699

France (Government of) unsec. bonds 4.50%, 4/25/41 (France)		EUR	830,000	1,721,960

France (Government of) unsec. bonds 4.00%, 4/25/55 (France)		EUR	150,000	328,256

France (Government of) unsec. bonds 3.25%, 10/25/21 (France)		EUR	3,410,000	4,547,104

France (Government of) unsec. bonds 2.75%, 10/25/27 (France)		EUR	250,000	359,605

France (Government of) unsec. bonds 0.50%, 5/25/25 (France)		EUR	1,490,000	1,744,114

Germany (Federal Republic of) unsec. bonds 2.50%, 7/4/44 (Germany)		EUR	1,460,000	2,590,266

Germany (Federal Republic of) unsec. bonds 1.75%, 7/4/22 (Germany)		EUR	4,840,000	6,152,987

Germany (Federal Republic of) unsec. bonds 0.50%, 2/15/25 (Germany)		EUR	420,000	502,242

Hellenic (Republic of) sr. unsec. notes 3.375%, 7/17/17 (Greece)		EUR	47,000	50,535

Hellenic (Republic of) sr. unsec. unsub. bonds 4.75%, 4/17/19 (Greece)		EUR	537,000	537,394

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	86,000	57,169

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/39 (Greece)		EUR	108,000	71,959

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	359,294	239,641

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	786,541	572,371

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	558,903	413,197

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	349,202	263,272

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	175,416	134,743

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	1,798,812	1,448,596

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	412,558	341,009

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	1,691,884	1,430,089

Hungary (Government of) sr. unsec. unsub. notes 5.375%, 3/25/24 (Hungary)			$470,000	531,162

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)			200,000	225,250

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			285,000	291,056

Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)		EUR	380,000	520,484

Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)		EUR	250,000	398,958

Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)		EUR	400,000	688,669

Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)		EUR	820,000	1,429,744

Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)		EUR	1,060,000	1,330,325

Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)		EUR	1,950,000	2,790,145

Italy (Republic of) unsec. notes 0.30%, 10/15/18 (Italy)		EUR	2,590,000	2,916,918

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)		JPY	308,000,000	3,993,541

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)		JPY	1,377,000,000	14,373,378

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)		JPY	407,000,000	5,882,643

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)		JPY	230,000,000	3,642,086

Mexico (Government of) unsec. bonds 8.00%, 6/11/20 (Mexico)		MXN	23,397,000	1,352,978

Mexico (Republic of) sr. unsec. unsub. notes Ser. MTN, 4.75%, 3/8/44 (Mexico)			$440,000	473,884

Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)		EUR	290,000	596,500

Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)		EUR	1,290,000	1,678,024

Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)		NOK	1,760,000	242,582

Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)		CAD	1,690,000	1,460,448

Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)			$200,000	212,500

Poland (Republic of) unsec. bonds 3.25%, 7/25/19 (Poland)		PLN	6,285,000	1,678,220

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			$600,000	666,750

South Africa (Republic of) sr. unsec. unsub. bonds 8.00%, 12/21/18 (South Africa)		ZAR	14,180,000	1,025,385

South Africa (Republic of) sr. unsec. unsub. notes 4.665%, 1/17/24 (South Africa)			$1,600,000	1,683,552

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)		EUR	350,000	653,968

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)		EUR	390,000	628,865

Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)		EUR	890,000	1,264,064

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)		EUR	440,000	650,523

Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)		EUR	490,000	629,706

Spain (Kingdom of) sr. unsec. unsub. notes 4.10%, 7/30/18 (Spain)		EUR	1,050,000	1,273,610

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			$200,000	210,214

Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)		SEK	6,310,000	905,950

Switzerland (Government of) unsec. bonds 2.00%, 4/28/21 (Switzerland)		CHF	600,000	706,539

Ukraine (Government of) 144A unsec. FRN Ser. GDP, zero %, 5/31/40 (Ukraine)			$75,000	25,328

United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)		GBP	1,320,000	3,242,067

United Kingdom Treasury unsec. bonds 3.75%, 9/7/19 (United Kingdom)		GBP	920,000	1,356,669

United Kingdom Treasury unsec. bonds 1.00%, 9/7/17 (United Kingdom)		GBP	1,050,000	1,403,296

Total foreign government and agency bonds and notes (cost $94,772,453)				$96,043,786

CORPORATE BONDS AND NOTES (29.3%)(a)
			Principal amount	Value

Basic materials (1.4%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			$160,000	$181,800

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			39,000	42,120

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			200,000	220,500

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			305,000	323,442

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			28,000	27,230

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			120,000	176,382

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			13,000	14,743

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			360,000	349,200

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			510,000	496,505

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			187,000	175,147

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2.875%, 4/16/20			230,000	223,599

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			6,000	9,046

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			262,000	260,013

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96			140,000	177,873

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			440,000	600,113

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			73,000	98,147

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			105,000	110,927

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			300,000	407,207

				3,893,994
Capital goods (0.2%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4.50%, 1/15/23			105,000	108,544

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			253,000	345,211

				453,755
Communication services (2.2%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			100,000	128,618

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2.375%, 9/8/16 (Mexico)			200,000	200,103

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			235,000	255,496

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			495,000	511,336

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45			622,000	746,235

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25			148,000	163,415

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			70,000	99,604

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			75,000	105,579

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			295,000	337,675

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			190,000	207,381

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			42,000	59,161

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			125,000	178,613

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			215,000	236,540

TCI Communications, Inc. sr. unsec. unsub. notes 7.875%, 2/15/26			255,000	366,965

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			800,000	810,000

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)			28,800	804,960

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34			315,000	355,152

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			622,000	663,789

				6,230,622
Conglomerates (0.2%)

General Electric Capital Corp. company guaranty sr. unsec. notes 6.75%, 3/15/32			109,000	154,673

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			346,000	370,653

				525,326
Consumer cyclicals (3.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			115,000	169,412

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			194,000	212,043

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165%, 8/1/44			327,000	296,758

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			162,000	231,182

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			645,000	633,560

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 8/15/23			425,000	474,938

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			215,000	226,008

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			235,000	264,150

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			222,000	236,948

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			630,000	1,060,455

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			122,000	167,669

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			15,000	22,474

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			265,000	319,695

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46			150,000	194,892

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21			302,000	306,511

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			222,000	232,072

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			301,000	307,059

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			215,000	256,202

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			250,000	253,293

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			61,000	69,485

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			29,000	32,077

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			160,000	164,871

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			145,000	166,025

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			220,000	243,100

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			225,000	240,750

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65%, 7/15/24			86,000	102,158

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			150,000	161,638

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			220,000	235,567

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			280,000	298,307

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19			15,000	17,487

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			116,000	121,304

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			270,000	281,572

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			260,000	270,313

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			195,000	219,218

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/21			205,000	212,688

Time Warner, Inc. company guaranty sr. unsec. bonds 7.70%, 5/1/32			215,000	308,536

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			385,000	393,588

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			125,000	135,840

				9,539,845
Consumer staples (2.4%)

Altria Group, Inc. company guaranty sr. unsec. notes 10.20%, 2/6/39			21,000	39,152

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			440,000	535,972

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			400,000	429,474

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			154,000	250,772

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			230,000	247,829

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4.125%, 4/1/20(R)			75,000	76,969

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			57,177	65,912

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			297,046	374,339

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			15,000	16,379

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			85,000	118,289

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			726,000	896,967

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			277,000	299,299

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			550,000	578,934

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			500,000	514,134

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			589,000	803,000

Kraft Heinz Foods Co. 144A company guaranty sr. unsec. unsub. bonds 4.375%, 6/1/46			290,000	315,484

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			575,000	628,201

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			385,000	403,203

				6,594,309
Energy (3.2%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			165,000	184,336

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			10,000	10,944

BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)			200,000	220,555

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			310,000	316,831

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			405,000	392,577

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			185,000	218,175

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			310,000	313,875

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			45,000	48,398

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			160,000	98,400

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	205,625

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			155,000	161,154

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 7.875%, 3/15/19 (Brazil)			55,000	58,094

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			2,110,000	1,962,300

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			225,000	213,469

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			30,000	10,958

Petroleos de Venezuela SA sr. unsec. notes 5.125%, 10/28/16 (Venezuela)			617,000	586,150

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8.50%, 11/2/17 (Venezuela)			467,333	358,678

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			155,000	56,575

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			315,000	288,572

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			625,000	663,471

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,385,000	1,339,295

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			425,000	313,353

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65%, 3/1/20			20,000	21,410

Spectra Energy Capital, LLC company guaranty sr. unsec. sub. notes 6.20%, 4/15/18			75,000	79,984

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			165,000	202,679

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			460,000	484,619

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			45,000	44,156

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			208,000	207,500

				9,062,133
Financials (10.4%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			108,000	148,629

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39			295,000	425,301

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			125,000	129,369

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			435,000	451,974

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			425,000	442,531

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			215,000	211,651

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			414,000	538,200

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			545,000	545,987

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			485,000	508,741

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			460,000	502,263

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)			220,000	245,916

Barclays PLC jr. unsec. sub. FRB 6.625%, perpetual maturity (United Kingdom)			553,000	519,820

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919%, perpetual maturity (Spain)			195,000	194,513

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			335,000	383,915

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21			405,000	408,953

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195%, perpetual maturity (France)			300,000	332,213

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			210,000	228,736

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			215,000	227,836

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			320,000	336,899

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			150,000	156,394

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			156,000	166,819

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			354,000	369,264

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			152,000	155,990

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			148,000	152,396

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			59,000	59,148

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			220,000	228,250

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			320,000	372,298

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			865,000	1,057,463

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			200,000	194,000

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			1,000,000	1,178,950

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)			150,000	159,727

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			285,000	305,028

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			116,000	112,346

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			375,000	432,234

GE Capital Trust IV 144A company guaranty unsec. sub. FRB 4.625%, 9/15/66		EUR	90,000	100,772

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66			$556,000	177,920

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			11,000	14,143

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			220,000	240,350

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			155,000	157,069

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			160,000	162,610

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			250,000	338,442

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			570,000	837,900

HSBC Holdings PLC jr. unsec. sub. FRB 6.875%, perpetual maturity (United Kingdom)			200,000	206,000

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			1,031,000	1,146,754

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			220,000	241,175

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			650,000	723,125

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7.00%, 3/15/37			265,000	231,875

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	199,500

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			530,000	580,350

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%, 12/1/45 (United Kingdom)			342,000	374,922

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			635,000	1,016,264

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			330,000	409,035

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			155,000	167,661

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			240,000	262,917

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/1/21(R)			205,000	212,237

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			30,000	35,222

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	101,561

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			90,000	99,124

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			445,000	413,850

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			90,000	95,738

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			268,000	271,015

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			85,000	112,942

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			80,000	88,495

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			245,000	269,454

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			252,000	252,868

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	205,642

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			470,000	492,148

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			275,000	300,094

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95%, 2/7/17 (Russia)			450,000	456,057

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014%, perpetual maturity (United Kingdom)			400,000	426,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.653%, 6/15/37			550,000	472,269

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			210,000	291,449

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			520,000	525,200

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			170,000	234,177

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			300,000	294,469

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			579,000	613,990

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			465,000	485,925

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			500,000	533,884

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			699,000	742,100

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			276,000	386,629

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			405,000	451,081

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			622,000	653,165

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			300,000	301,500

				29,290,823
Health care (0.6%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			44,000	46,660

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37			56,000	77,850

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19			120,000	132,000

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5.75%, 2/15/21			135,000	151,875

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			110,000	116,600

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			75,000	78,750

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			180,000	178,200

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			100,000	103,934

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20			28,000	30,730

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			641,000	655,052

				1,571,651
Supra-Nation (1.7%)

European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)		GBP	1,900,000	4,012,809

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)		EUR	450,000	675,357

				4,688,166
Technology (1.0%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			$435,000	473,312

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			146,000	166,732

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			980,000	1,037,949

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			230,000	238,142

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			100,000	108,750

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			885,000	889,289

				2,914,174
Transportation (0.4%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			295,000	384,592

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			10,000	13,589

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.90%, 1/2/18			15,016	15,467

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648%, 9/15/17			25,531	26,297

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			38,399	43,775

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			140,000	176,890

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15%, 8/1/22			153,359	175,213

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3.75%, 9/3/26			160,199	169,811

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636%, 7/2/22			28,305	30,322

				1,035,956
Utilities and power (2.2%)

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			2,000	2,010

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			65,000	72,147

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			105,000	127,371

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.25%, perpetual maturity (France)			1,114,000	1,088,935

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			263,000	276,084

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			130,000	130,402

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			515,000	547,764

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			210,000	224,097

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			830,000	944,907

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			155,000	210,795

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			125,000	132,058

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			312,000	299,481

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			40,000	40,860

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			95,000	97,403

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			270,000	299,697

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			240,000	203,700

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 4/1/19			530,000	616,918

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)			340,000	255,214

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67			830,000	692,531

				6,262,374

Total corporate bonds and notes (cost $77,680,061)				$82,063,128

MORTGAGE-BACKED SECURITIES (21.2%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (5.8%)

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.988%, 7/25/25 (Bermuda)			$267,146	$267,146

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.856%, 4/15/37			17,573	29,886
IFB Ser. 3072, Class SM, 22.032%, 11/15/35			55,207	88,065
IFB Ser. 3249, Class PS, 20.687%, 12/15/36			33,949	53,263
IFB Ser. 3065, Class DC, 18.416%, 3/15/35			68,872	104,543
IFB Ser. 2990, Class LB, 15.715%, 6/15/34			49,653	64,660
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			255,464	21,577
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			2,840,594	195,717
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			1,686,314	241,440
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			2,145,015	261,675
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DNA2, Class M2, 3.088%, 12/25/27			320,000	328,163
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			2,957,462	322,068
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			7,681,309	712,826
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			2,511,161	264,041
Ser. 3300, PO, zero %, 2/15/37			4,803	4,345
Ser. 3326, Class WF, zero %, 10/15/35			1,810	1,511

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 22.778%, 3/25/36			44,394	78,249
IFB Ser. 07-53, Class SP, 22.411%, 6/25/37			46,684	74,867
IFB Ser. 05-75, Class GS, 18.786%, 8/25/35			37,371	53,428
IFB Ser. 10-46, Class SB, IO, 5.962%, 5/25/40			548,685	98,337
IFB Ser. 12-103, Class LS, IO, 5.512%, 9/25/42			2,717,417	478,945
Ser. 421, Class C6, IO, 4.00%, 5/25/45			1,449,756	194,495
Ser. 409, Class C16, IO, 4.00%, 11/25/40			772,741	94,709
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			1,818,995	215,933
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			1,682,429	150,409
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,929,875	170,620
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			4,024,383	357,164
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			4,042,069	320,859
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			5,149,163	368,680
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			3,171,565	260,415
FRB Ser. 03-W10, Class 1, IO, 0.659%, 6/25/43			428,755	5,678
Ser. 07-64, Class LO, PO, zero %, 7/25/37			6,999	6,642

Government National Mortgage Association
IFB Ser. 13-124, Class BS, IO, 6.163%, 8/20/38			3,760,531	549,978
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			1,986,007	456,782
IFB Ser. 10-171, Class SB, IO, 5.968%, 12/16/40			1,683,729	283,338
Ser. 14-76, IO, 5.00%, 5/20/44			1,169,229	184,659
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			393,746	66,007
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			800,357	130,830
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			255,038	43,178
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			2,279,376	381,795
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			1,052,999	105,953
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,864,245	273,075
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,363,987	203,690
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			960,305	39,969
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46			2,550,743	328,510
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			2,439,798	406,470
Ser. 15-40, IO, 4.00%, 3/20/45			1,832,140	361,560
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			804,146	96,718
Ser. 15-94, Class NI, IO, 4.00%, 12/20/41			5,108,248	443,426
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45			3,400,036	569,530
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,384,462	123,093
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			1,908,730	313,032
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			2,114,657	221,992
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			2,500,208	80,082
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			2,399,610	239,536
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			1,475,833	181,901
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			4,062,407	232,492
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			3,481,829	286,450
Ser. 13-H08, IO, 2.922%, 3/20/63			5,308,816	388,074
Ser. 16-H16, Class EI, IO, 2.165%, 6/20/66			3,843,000	514,001
Ser. 15-H09, Class AI, IO, 2.097%, 4/20/65			4,089,937	482,613
Ser. 15-H26, Class DI, IO, 1.986%, 10/20/65			3,190,050	410,878
Ser. 16-H07, Class HI, IO, 1.805%, 2/20/66			4,305,377	476,463
Ser. 15-H26, Class EI, IO, 1.719%, 10/20/65			3,672,262	394,034
Ser. 14-H21, Class AI, IO, 1.689%, 10/20/64			3,470,166	385,188
Ser. 15-H25, Class AI, IO, 1.613%, 9/20/65			3,809,556	364,955
Ser. 14-H12, Class BI, IO, 1.538%, 5/20/64			4,539,844	389,519

				16,300,127
Commercial mortgage-backed securities (11.8%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.341%, 2/10/51			5,428,495	18,863

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.086%, 7/10/42			41,368	23

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23		CAD	1,688,894	1
Ser. 07-CD1A, IO, zero %, 3/25/21		CAD	511,040	1

Bear Stearns Commercial Mortgage Securities Trust Ser. 06-PW13, Class AJ, 5.611%, 9/11/41			$394,000	393,625

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.429%, 3/11/39			959,000	884,678
FRB Ser. 06-PW11, Class C, 5.429%, 3/11/39			403,000	355,043
FRB Ser. 06-PW14, Class X1, IO, 0.637%, 12/11/38			4,244,885	58,155

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.148%, 11/15/44			3,563,150	4,439

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.18%, 4/15/44			363,000	186,909
FRB Ser. 11-C2, Class E, 5.623%, 12/15/47			846,000	864,006

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			433,000	478,428
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			749,000	835,839

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.569%, 10/15/49			24,448,765	36,184

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.248%, 10/15/45			2,791,555	235,489

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65%, 12/10/49			824,000	830,427
FRB Ser. 14-CR18, Class C, 4.738%, 7/15/47			1,199,000	1,272,847
FRB Ser. 12-CR1, Class XA, IO, 2.031%, 5/15/45			3,192,847	258,046
FRB Ser. 14-UBS6, Class XA, IO, 1.062%, 12/10/47			10,445,064	625,323

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719%, 8/10/46			489,000	362,645
FRB Ser. 07-C9, Class AJFL, 1.164%, 12/10/49			1,722,000	1,642,099

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.061%, 1/15/49			8,032,270	8,836

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			53,845	58,071
FRB Ser. 03-C3, Class AX, IO, 1.991%, 5/15/38			75,369	10

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.48%, 9/15/39			1,500,532	274

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.543%, 7/10/44			189,000	199,229
FRB Ser. 11-LC3A, Class D, 5.425%, 8/10/44			307,000	320,846

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.309%, 3/10/44			197,641	194,924

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.20%, 12/10/49			25,597,323	49,262

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.604%, 2/10/46			7,608,569	592,860

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			983,000	909,570
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			650,000	486,330

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			319,000	322,094

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.647%, 1/10/45			771,000	760,499
FRB Ser. 11-GC3, Class D, 5.633%, 3/10/44			615,000	643,165
FRB Ser. 14-GC26, Class D, 4.511%, 11/10/47			328,000	253,232

JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class XA, IO, 0.829%, 7/15/45			26,881,662	782,256

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.415%, 12/15/47			251,000	252,908

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078%, 2/12/51			223,000	221,617
FRB Ser. 06-LDP7, Class B, 5.987%, 4/17/45			914,000	455,263
FRB Ser. 07-LD12, Class A3, 5.935%, 2/15/51			17,663	17,627
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45			2,013,000	2,010,182
Ser. 07-LDPX, Class A3, 5.42%, 1/15/49			356,551	361,459
FRB Ser. 05-LDP2, Class B, 4.882%, 7/15/42			406,000	406,650
Ser. 13-C10, Class AS, 3.372%, 12/15/47			299,000	319,499
FRB Ser. 13-C16, Class XA, IO, 1.13%, 12/15/46			12,115,710	633,992
FRB Ser. 06-CB17, Class X, IO, 0.416%, 12/12/43			12,147,628	23,610
FRB Ser. 06-LDP8, Class X, IO, 0.393%, 5/15/45			594,131	101
FRB Ser. 07-LDPX, Class X, IO, 0.283%, 1/15/49			13,283,764	47,128

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.178%, 2/12/51			401,000	371,543
FRB Ser. 12-C6, Class E, 5.192%, 5/15/45			1,313,000	1,290,154
FRB Ser. 12-C8, Class D, 4.658%, 10/15/45			1,932,000	1,901,474
FRB Ser. 07-CB20, Class X1, IO, 0.313%, 2/12/51			5,853,826	17,076

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.60%, 10/15/35			119,000	123,189

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.535%, 2/15/40			788,490	2,197

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.573%, 9/15/39			12,833,003	20,891
FRB Ser. 07-C2, Class XCL, IO, 0.535%, 2/15/40			5,053,580	14,083
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			60,454	24

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.265%, 4/20/48			373,000	330,821

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.482%, 12/15/49			79,894	5,033

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 15-C24, Class D, 3.257%, 5/15/48			1,024,000	713,426
FRB Ser. 12-C6, Class XA, IO, 2.037%, 11/15/45			8,939,134	602,498

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.643%, 6/11/42			584,000	570,626
Ser. 07-IQ14, Class A2, 5.61%, 4/15/49			56,955	56,987
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			477,000	310,527
Ser. 07-T25, Class A3, 5.514%, 11/12/49			365,839	368,354
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			327,000	324,351

Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class D, 5.154%, 7/15/49			582,000	617,851
FRB Ser. 05-HQ5, Class X1, IO, 0.019%, 1/14/42			1,303,345	182

Morgan Stanley Capital I, Inc. 144A FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			189,435	172,840

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246%, 12/17/43			932,498	932,964

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.777%, 12/10/45			4,887,378	387,598

Wachovia Bank Commercial Mortgage Trust FRB Ser. 07-C34, IO, 0.295%, 5/15/46			1,711,421	11,124

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			446,000	471,556
Ser. 13-C18, Class AS, 4.387%, 12/15/46			765,000	870,884
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			476,000	538,599
FRB Ser. 13-C14, Class XA, IO, 0.875%, 6/15/46			12,890,328	536,753

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.657%, 11/15/44			248,000	262,706
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			55,000	58,256
Ser. 11-C4, Class E, 5.265s, 6/15/44			861,000	879,770
FRB Ser. 13-C15, Class D, 4.48%, 8/15/46			221,000	202,542
FRB Ser. 12-C10, Class XA, IO, 1.721%, 12/15/45			6,142,741	468,138
FRB Ser. 13-C12, Class XA, IO, 1.393%, 3/15/48			1,304,378	79,765

				33,189,346
Residential mortgage-backed securities (non-agency) (3.6%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.514%, 1/26/36			1,000,000	746,663
FRB Ser. 15-RR5, Class 2A3, 1.508%, 1/26/46			190,000	119,009

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 5.363%, 9/25/34			12,196	7,106

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.415%, 8/25/46			456,186	326,611
FRB Ser. 06-OA7, Class 1A2, 1.395%, 6/25/46			943,822	745,620
FRB Ser. 06-OA10, Class 4A1, 0.678%, 8/25/46			838,130	596,414

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes FRB Ser. 16-HQA2, Class M3, 5.638%, 2028			250,000	262,322

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.388%, 10/25/28			568,000	613,434
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.188%, 4/25/28			560,000	605,944
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.038%, 4/25/28			735,000	788,133
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.488%, 7/25/25			325,000	341,291
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 5.488%, 7/25/25			20,000	21,071
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 4.488%, 5/25/25			30,000	30,768

MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 2.993%, 11/21/34			280,841	286,370

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			170,000	123,250

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 0.668%, 1/25/37			346,103	288,569

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 1.448%, 7/25/45			945,209	868,836
FRB Ser. 05-AR1, Class A1B, 1.268%, 1/25/45			316,974	280,522
FRB Ser. 05-AR19, Class A1C3, 0.988%, 12/25/45			734,855	638,075
FRB Ser. 05-AR13, Class A1C3, 0.978%, 10/25/45			1,974,401	1,691,214
FRB Ser. 05-AR2, Class 2A1B, 0.858%, 1/25/45			716,379	647,678

				10,028,900

Total mortgage-backed securities (cost $62,309,298)				$59,518,373

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$100,000	$155,330

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			95,000	149,650

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			115,000	148,057

Total municipal bonds and notes (cost $310,628)				$453,037

PURCHASED SWAP OPTIONS OUTSTANDING (—%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$2,333,000	$6,556

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		2,333,000	1,773

Goldman Sachs International

1.5595/3 month USD-LIBOR-BBA/Sep-21	Sep-16/1.5595		6,192,200	24,706

(2.0745)/3 month USD-LIBOR-BBA/Sep-21	Sep-16/2.0745		6,192,200	7,431

JPMorgan Chase Bank N.A.

1.49825/3 month USD-LIBOR-BBA/Sep-21	Sep-16/1.49825		6,192,200	19,258

0.95/3 month USD-LIBOR-BBA/Aug-18	Aug-16/0.95		12,384,400	19,196

(2.01575)/3 month USD-LIBOR-BBA/Sep-21	Sep-16/2.01575		6,192,200	9,350

Total purchased swap options outstanding (cost $343,190)				$88,270

PURCHASED OPTIONS OUTSTANDING (—%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$103.39		$10,000,000	$19,900

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/103.20		10,000,000	15,300

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.52		5,000,000	5

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/101.39		5,000,000	5

Total purchased options outstanding (cost $192,188)				$35,210

SHORT-TERM INVESTMENTS (13.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	30,364,099	$30,364,099

SSgA Prime Money Market Fund Class N 0.34%(P)		Shares	110,000	110,000

U.S. Treasury Bills 0.284%, 10/13/16(SEG)(SEGCCS)			$576,000	575,722

U.S. Treasury Bills 0.274%, 10/6/16(SEG)(SEGCCS)			243,000	242,892

U.S. Treasury Bills 0.285%, 9/22/16(SEGSF)			434,000	433,857

U.S. Treasury Bills 0.275%, 9/1/16(SEG)(SEGSF)(SEGCCS)			1,959,000	1,958,657

U.S. Treasury Bills 0.271%, 8/18/16(SEGSF)(SEGCCS)			428,000	427,964

U.S. Treasury Bills 0.201%, 8/11/16(SEG)(SEGCCS)			4,399,000	4,398,824

U.S. Treasury Bills 0.273%, 8/4/16			193,000	192,998

Total short-term investments (cost $38,704,717)				$38,705,013

TOTAL INVESTMENTS

Total investments (cost $389,376,754)(b)				$392,247,208

FORWARD CURRENCY CONTRACTS at 7/31/16 (aggregate face value $151,234,566) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$3,074,302	$3,013,270	$61,032
	British Pound	Sell	9/21/16	472,873	481,196	8,323
	Canadian Dollar	Buy	10/19/16	898,493	906,345	(7,852)
	Czech Koruna	Buy	9/21/16	263,092	263,762	(670)
	Euro	Buy	9/21/16	2,305,828	2,336,617	(30,789)
	Hong Kong Dollar	Sell	8/18/16	669,115	669,319	204
	Japanese Yen	Sell	8/18/16	38,407	45,455	7,048
	Malaysian Ringgit	Buy	8/18/16	680,917	683,484	(2,567)
	Malaysian Ringgit	Sell	8/18/16	680,917	682,526	1,609
	Mexican Peso	Buy	10/19/16	675,548	684,122	(8,574)
	Mexican Peso	Sell	10/19/16	678,145	681,857	3,712
	New Zealand Dollar	Buy	10/19/16	1,352,909	1,338,920	13,989
	Norwegian Krone	Buy	9/21/16	1,361,409	1,362,970	(1,561)
	Swedish Krona	Sell	9/21/16	413,998	454,921	40,923
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	418,165	407,529	10,636
	British Pound	Sell	9/21/16	607,582	655,001	47,419
	Canadian Dollar	Sell	10/19/16	282,948	285,354	2,406
	Euro	Buy	9/21/16	4,981,359	4,953,095	28,264
	Japanese Yen	Sell	8/18/16	2,075,036	2,040,100	(34,936)
	New Zealand Dollar	Sell	10/19/16	325,380	322,083	(3,297)
	Norwegian Krone	Sell	9/21/16	378,443	382,489	4,046
	Swedish Krona	Sell	9/21/16	2,703,909	2,720,901	16,992
	Swiss Franc	Buy	9/21/16	1,180,751	1,158,650	22,101
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	1,230,767	1,205,928	24,839
	British Pound	Sell	9/21/16	510,888	532,582	21,694
	Canadian Dollar	Sell	10/19/16	177,523	179,079	1,556
	Danish Krone	Buy	9/21/16	263,438	263,450	(12)
	Euro	Buy	9/21/16	1,422,461	1,411,775	10,686
	Japanese Yen	Sell	8/18/16	1,735	6,649	4,914
	Malaysian Ringgit	Buy	8/18/16	878,536	876,923	1,613
	Mexican Peso	Sell	10/19/16	560,609	562,548	1,939
	New Zealand Dollar	Buy	10/19/16	1,137,644	1,125,266	12,378
	South African Rand	Buy	10/19/16	170,892	159,969	10,923
	Thai Baht	Buy	8/18/16	725,479	723,789	1,690
Credit Suisse International
	Australian Dollar	Buy	10/19/16	1,056,784	1,039,701	17,083
	British Pound	Sell	9/21/16	1,308,282	1,378,396	70,114
	Canadian Dollar	Sell	10/19/16	677,298	683,116	5,818
	Euro	Buy	9/21/16	146,089	147,281	(1,192)
	Hong Kong Dollar	Sell	8/18/16	669,038	669,259	221
	Japanese Yen	Sell	8/18/16	722,660	672,416	(50,244)
	New Zealand Dollar	Buy	10/19/16	1,667,926	1,647,254	20,672
	Norwegian Krone	Sell	9/21/16	1,034,765	1,046,916	12,151
	Swedish Krona	Sell	9/21/16	2,737,461	2,780,040	42,579
Deutsche Bank AG
	Australian Dollar	Sell	10/19/16	326,587	319,937	(6,650)
	Euro	Buy	9/21/16	1,614,146	1,610,908	3,238
	Japanese Yen	Buy	8/18/16	1,087,977	1,055,902	32,075
	Japanese Yen	Sell	8/18/16	1,087,977	1,028,662	(59,315)
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	2,326,062	2,291,493	34,569
	British Pound	Sell	9/21/16	1,978,648	2,047,749	69,101
	Canadian Dollar	Buy	10/19/16	667,108	666,133	975
	Euro	Buy	9/21/16	2,831,590	2,822,824	8,766
	Indonesian Rupiah	Buy	8/18/16	697,725	677,975	19,750
	Japanese Yen	Sell	8/18/16	1,455,747	1,453,451	(2,296)
	Mexican Peso	Buy	10/19/16	675,548	692,499	(16,951)
	Mexican Peso	Sell	10/19/16	679,425	680,110	685
	New Zealand Dollar	Buy	10/19/16	845,586	835,787	9,799
	Norwegian Krone	Buy	9/21/16	697,512	695,378	2,134
	Russian Ruble	Sell	9/21/16	2,365	3,275	910
	South African Rand	Buy	10/19/16	41,029	15,117	25,912
	South Korean Won	Buy	8/18/16	715,707	687,423	28,284
	South Korean Won	Sell	8/18/16	715,707	676,623	(39,084)
	Swedish Krona	Sell	9/21/16	2,682,505	2,716,859	34,354
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/16	1,743	23	1,720
	British Pound	Sell	9/21/16	780,836	804,220	23,384
	Canadian Dollar	Buy	10/19/16	664,044	665,114	(1,070)
	Euro	Buy	9/21/16	1,140,702	1,119,177	21,525
	Hong Kong Dollar	Sell	8/18/16	668,251	668,524	273
	New Zealand Dollar	Sell	10/19/16	686,818	686,987	169
	Polish Zloty	Sell	9/21/16	28,296	33,252	4,956
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	1,210,602	1,195,279	15,323
	British Pound	Sell	9/21/16	2,410,327	2,470,371	60,044
	Canadian Dollar	Buy	10/19/16	1,355,976	1,359,591	(3,615)
	Euro	Buy	9/21/16	13,035,512	13,062,823	(27,311)
	Hong Kong Dollar	Sell	8/18/16	674,929	675,143	214
	Indonesian Rupiah	Buy	11/16/16	686,465	679,515	6,950
	Japanese Yen	Buy	8/18/16	23,274,849	22,307,197	967,652
	Malaysian Ringgit	Buy	8/18/16	875,517	906,096	(30,579)
	Malaysian Ringgit	Sell	8/18/16	875,517	872,627	(2,890)
	New Zealand Dollar	Buy	10/19/16	1,770,052	1,757,827	12,225
	Norwegian Krone	Buy	9/21/16	1,294,199	1,324,005	(29,806)
	Russian Ruble	Buy	9/21/16	920,745	927,087	(6,342)
	Singapore Dollar	Buy	8/18/16	514,814	513,470	1,344
	South Korean Won	Buy	8/18/16	3,055,631	3,001,478	54,153
	Swedish Krona	Sell	9/21/16	5,223,651	5,338,263	114,612
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	109,848	108,181	1,667
	British Pound	Buy	9/21/16	6,295,036	6,608,364	(313,328)
	Canadian Dollar	Sell	10/19/16	309,841	323,902	14,061
	Euro	Buy	9/21/16	3,144,158	3,137,365	6,793
	Japanese Yen	Sell	8/18/16	694,402	691,222	(3,180)
	New Zealand Dollar	Buy	10/19/16	289,251	279,492	9,759
	Norwegian Krone	Sell	9/21/16	287,646	301,547	13,901
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/16	493,444	483,573	9,871
	Brazilian Real	Sell	10/3/16	198,101	184,650	(13,451)
	British Pound	Sell	9/21/16	495,790	530,342	34,552
	Canadian Dollar	Buy	10/19/16	422,086	440,213	(18,127)
	Euro	Buy	9/21/16	1,692,345	1,688,755	3,590
	Israeli Shekel	Buy	10/19/16	226,553	223,599	2,954
	Japanese Yen	Sell	8/18/16	344,120	343,652	(468)
	Polish Zloty	Sell	9/21/16	1,048,030	1,039,486	(8,544)
	Singapore Dollar	Buy	8/18/16	696,934	689,490	7,444
	Singapore Dollar	Sell	8/18/16	696,934	688,436	(8,498)
	Turkish Lira	Buy	9/21/16	425,866	424,888	978
UBS AG
	Australian Dollar	Sell	10/19/16	2,337,586	2,290,670	(46,916)
	British Pound	Sell	9/21/16	387,835	422,298	34,463
	Canadian Dollar	Sell	10/19/16	323,709	326,469	2,760
	Euro	Buy	9/21/16	1,317,375	1,300,749	16,626
	Japanese Yen	Buy	8/18/16	710,624	695,832	14,792
	Japanese Yen	Sell	8/18/16	718,285	684,770	(33,515)
	New Zealand Dollar	Buy	10/19/16	806,722	797,969	8,753
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	653,781	641,464	12,317
	Canadian Dollar	Buy	10/19/16	561,989	566,956	(4,967)
	Euro	Buy	9/21/16	56,016	56,065	(49)
	Japanese Yen	Buy	8/18/16	136,682	133,314	3,368
	Japanese Yen	Sell	8/18/16	136,682	131,057	(5,625)
	New Zealand Dollar	Buy	10/19/16	11,443	11,319	124

Total						$1,459,172

FUTURES CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	3	$341,163	Sep-16	$9,733
Euro-Bobl 5 yr (Short)	35	5,230,509	Sep-16	(46,263)
Euro-Bund 10 yr (Long)	16	3,001,787	Sep-16	68,828
Euro-Bund 10 yr (Short)	34	6,378,796	Sep-16	(146,434)
Euro-Buxl 30 yr (Short)	8	1,762,327	Sep-16	(140,799)
Euro-Schatz 2 yr (Short)	37	4,633,821	Sep-16	(7,541)
Japanese Government Bond 10 yr (Long)	10	14,955,652	Sep-16	64,640
Japanese Government Bond 10 yr (Short)	10	14,955,652	Sep-16	(64,728)
Japanese Government Bond 10 yr Mini (Long)	18	2,695,193	Sep-16	14,395
U.K. Gilt 10 yr (Long)	20	3,466,115	Sep-16	208,612
U.S. Treasury Bond 30 yr (Long)	107	18,664,813	Sep-16	1,226,943
U.S. Treasury Bond Ultra 30 yr (Long)	51	9,717,094	Sep-16	801,953
U.S. Treasury Note 2 yr (Short)	3	657,000	Sep-16	(1,318)
U.S. Treasury Note 5 yr (Short)	44	5,368,688	Sep-16	(92,009)
U.S. Treasury Note 10 yr (Long)	113	15,034,297	Sep-16	412,931
U.S. Treasury Note 10 yr (Short)	118	15,699,531	Sep-16	(431,672)
U.S. Treasury Note Ultra 10 yr (Short)	10	1,462,031	Sep-16	(53,223)

Total				$1,824,048

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/16 (premiums $1,006,181) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$2,333,000	$26,566
Goldman Sachs International

(0.6665)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.6665	24,768,800	12,880
1.1665/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.1665	24,768,800	24,521
JPMorgan Chase Bank N.A.

(0.634)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.634	24,768,800	11,146
(1.15)/3 month USD-LIBOR-BBA/Aug-18	Aug-16/1.15	12,384,400	23,902
1.134/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.134	24,768,800	27,245
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	3,723,000	339,102

Total			$465,362

WRITTEN OPTIONS OUTSTANDING at 7/31/16 (premiums $192,188) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/$102.97	$10,000,000	$10,800
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.78	10,000,000	8,200
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.55	10,000,000	5,800
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-16/102.36	10,000,000	4,300
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.68	5,000,000	5
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.80	5,000,000	5
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/100.09	5,000,000	5
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-16/99.97	5,000,000	5

Total			$29,120

TBA SALE COMMITMENTS OUTSTANDING at 7/31/16 (proceeds receivable $53,644,609) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 8/1/46	$4,000,000	8/11/16	$4,287,812
Federal National Mortgage Association, 3.50%, 8/1/46	31,000,000	8/11/16	32,741,329
Federal National Mortgage Association, 3.00%, 8/1/46	16,000,000	8/11/16	16,651,250

Total			$53,680,391

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	8,034,000,000	$—	11/18/18	3 month KRW-CD-KSDA-BLOOMBERG	3.105%	$332,449
JPMorgan Chase Bank N.A.
MXN	18,821,000	—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(960)
MXN	11,367,000	—	1/2/26	1 month MXN-TIIE-BANXICO	6.14%	(1,535)

Total		$—	$329,954

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$34,000,000		$1,025,779	3/18/22	2.50%	3 month USD-LIBOR-BBA	$(1,903,718)
		4,611,700	(E)	(11,839)	9/21/18	3 month USD-LIBOR-BBA	1.12%	7,659
		7,025,600	(E)	(43,602)	9/21/21	3 month USD-LIBOR-BBA	1.40%	68,913
		49,001,400	(E)	534,373	9/21/26	1.75%	3 month USD-LIBOR-BBA	(1,249,963)
		13,299,100	(E)	313,407	9/21/46	2.17%	3 month USD-LIBOR-BBA	(1,094,262)
		16,676,000		(63)	6/8/18	0.95082%	3 month USD-LIBOR-BBA	(29,777)
		1,505,000		(12)	6/8/21	3 month USD-LIBOR-BBA	1.22839%	14,379
		5,388,000		(183)	6/8/46	3 month USD-LIBOR-BBA	2.06188%	444,281
		4,175,000	(E)	3,500	9/21/18	1.05%	3 month USD-LIBOR-BBA	(8,348)
		2,001,000	(E)	2,778	9/21/46	3 month USD-LIBOR-BBA	2.10%	179,474
		23,102,000	(E)	(134,513)	9/21/21	3 month USD-LIBOR-BBA	1.30%	121,942
		9,531,000	(E)	(9,997)	9/21/26	1.65%	3 month USD-LIBOR-BBA	(265,704)
		9,758,200		(38,078)	7/15/26	3 month USD-LIBOR-BBA	1.4825%	88,513
		4,900,000		(18)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(14,874)
		4,900,000		(18)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(14,828)
		4,900,000		(18)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(14,387)
		38,802,400	(E)	(146)	2/27/19	0.80%	3 month USD-LIBOR-BBA	121,344
		2,434,800	(E)	8,387	9/21/26	3 month USD-LIBOR-BBA	1.300%	(7,968)
		1,549,000		(21)	7/13/26	1.319%	3 month USD-LIBOR-BBA	4,082
		1,436,000		(19)	7/14/26	1.4065%	3 month USD-LIBOR-BBA	(8,227)
		5,719,000		(76)	7/18/26	1.39174%	3 month USD-LIBOR-BBA	(23,784)
		3,407,000		(45)	7/20/26	1.44191%	3 month USD-LIBOR-BBA	(30,322)
		6,275,000		(83)	7/25/26	1.4995%	3 month USD-LIBOR-BBA	(89,207)
		5,418,000		(72)	7/26/26	1.482%	3 month USD-LIBOR-BBA	(67,719)
	AUD	16,000	(E)	(250)	9/28/26	6 month AUD-BBR-BBSW	2.35%	7
	AUD	156,000	(E)	21	9/28/18	3 month AUD-BBR-BBSW	1.75%	177
	AUD	12,000	(E)	6	9/28/21	2.05%	6 month AUD-BBR-BBSW	(49)
	AUD	541,000	(E)	(3,765)	9/28/26	3 month AUD-BBR-BBSW	2.351%	4,965
	CAD	15,000	(E)	9	9/21/18	3 month CAD-BA-CDOR	0.90%	3
	CAD	4,176,000	(E)	30,998	9/21/26	1.50%	3 month CAD-BA-CDOR	(31,157)
	CAD	5,717,000	(E)	10,917	9/21/21	1.05%	3 month CAD-BA-CDOR	(5,656)
	CAD	1,326,000	(E)	(4,119)	9/21/21	3 month CAD-BA-CDOR	1.051%	(226)
	CAD	1,367,000	(E)	(9,157)	9/21/26	3 month CAD-BA-CDOR	1.501%	11,290
	CAD	1,179,000	(E)	(198,003)	9/21/46	3 month CAD-BA-CDOR	2.751%	49,778
	CHF	1,394,000	(E)	23,822	9/21/26	6 month CHF-LIBOR-BBA	0.15%	(6,108)
	CHF	4,000	(E)	(3)	9/21/18	0.70%	6 month CHF-LIBOR-BBA	1
	CHF	6,230,000	(E)	44,057	9/21/21	6 month CHF-LIBOR-BBA	0.55%	5,161
	EUR	13,494,000	(E)	(1,613)	9/21/18	0.151%	6 month EUR-EURIBOR-REUTERS	19,824
	EUR	5,572,000	(E)	27,316	9/21/21	0.05%	6 month EUR-EURIBOR-REUTERS	(33,153)
	EUR	3,109,000	(E)	(45,107)	9/21/26	6 month EUR-EURIBOR-Telerate	0.55%	47,538
	EUR	125,000	(E)	(852)	9/21/46	6 month EUR-EURIBOR-REUTERS	1.051%	12,280
	EUR	5,923,000	(E)	(11,078)	9/21/21	6 month EUR-EURIBOR-Telerate	0.051%	53,538
	EUR	6,091,000	(E)	(20,434)	9/21/26	6 month EUR-EURIBOR-Telerate	0.551%	161,767
	GBP	3,000	(E)	22	9/21/18	0.75%	6 month GBP-LIBOR-BBA	(1)
	GBP	1,299,000	(E)	33,423	9/21/21	1.00%	6 month GBP-LIBOR-BBA	(5,487)
	GBP	2,019,000	(E)	(4,083)	9/21/21	6 month GBP-LIBOR-BBA	1.001%	56,527
	GBP	1,344,000	(E)	(71,820)	9/21/26	6 month GBP-LIBOR-BBA	1.35%	21,064
	GBP	1,426,000	(E)	3,049	9/21/26	1.351%	6 month GBP-LIBOR-BBA	(95,686)
	JPY	328,100,000		(59)	11/19/43	1.75625%	6 month JPY-LIBOR-BBA	(1,274,471)
	JPY	411,000,000		(103)	9/15/41	6 month JPY-LIBOR-BBA	1.768%	1,505,588
	JPY	149,300,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	87,084
	JPY	63,733,000		(9)	11/13/45	6 month JPY-LIBOR-BBA	1.32125%	184,213
	JPY	81,627,000		(20)	11/26/35	6 month JPY-LIBOR-BBA	1.09%	131,156
	JPY	63,733,000		(10)	1/5/46	1.22015%	6 month JPY-LIBOR-BBA	(165,393)
	JPY	81,627,000		(22)	1/5/36	1.00875%	6 month JPY-LIBOR-BBA	(118,072)
	NOK	5,361,000	(E)	(4,189)	9/21/26	6 month NOK-NIBOR-NIBR	1.50%	5,514
	NOK	368,000	(E)	—	9/21/18	0.80%	6 month NOK-NIBOR-NIBR	116
	NOK	23,865,000	(E)	15,131	9/21/21	1.10%	6 month NOK-NIBOR-NIBR	1,642
	NZD	9,139,000	(E)	73,096	9/21/21	2.50%	3 month NZD-BBR-FRA	(33,729)
	NZD	1,646,000	(E)	37,238	9/21/26	2.90%	3 month NZD-BBR-FRA	(8,025)
	NZD	39,000	(E)	(22)	9/21/18	3 month NZD-BBR-FRA	2.25%	97
	SEK	25,617,000	(E)	(46,313)	9/21/26	3 month SEK-STIBOR-SIDE	1.10%	82,077
	SEK	23,511,000	(E)	(40,941)	9/21/21	3 month SEK-STIBOR-SIDE	0.30%	5,602
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(409,375)

	Total			$1,486,520	$(3,512,080)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$426,411	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$748
Barclays Bank PLC
	142,682	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	273
	1,549,454	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,719
	2,941	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7
	330,280	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	378
	658,819	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	755
	53,275	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(94)
	519,435	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	940
	219,517	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	397
	280,426	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	678
	508,188	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(760)
	220,515	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(398)
	1,469,145	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,220)
	527,591	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(330)
	7,252,344	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,140)
	1,308,277	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,490)
EUR	1,446,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	(8,730)
EUR	723,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	(3,751)
EUR	1,029,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	(4,763)
Citibank, N.A.
	$137,708	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(22)
Credit Suisse International
	587,949	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	213
	370,752	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(555)
	980,199	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,720
	323,274	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	482
	89,285	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	161
	832,258	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,333
	730,898	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,171
	726,740	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,316
	1,511,544	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,653)
Goldman Sachs International
	112,171	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	243
	19,968	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	48
	354,219	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	677
	354,219	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	677
	1,159,133	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,034
	420,073	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	869
	28,688	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(98)
	34,415	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(118)
	650,011	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,231)
	1,000,305	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,911
	526,738	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,006
	659,936	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,158
	611,401	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(915)
	388,298	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	701
	809,261	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	1,208
	725,381	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,162
EUR	5,206,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(49,763)
EUR	1,719,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(16,431)
EUR	1,446,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	(2,069)
EUR	1,446,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	(4,575)
EUR	1,446,000	—	9/10/20	(0.7975%)	Eurostat Eurozone HICP excluding tobacco	(23,198)
EUR	886,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(8,399)
JPMorgan Chase Bank N.A.
	$659,632	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,158
	611,401	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(915)
EUR	723,000	—	9/4/20	(0.8675%)	Eurostat Eurozone HICP excluding tobacco	(14,912)
EUR	723,000	—	9/7/20	(0.85%)	Eurostat Eurozone HICP excluding tobacco	(14,161)
EUR	947,000	—	1/27/21	(0.755%)	Eurostat Eurozone HICP excluding tobacco	(9,256)
EUR	780,000	—	1/26/21	(0.75%)	Eurostat Eurozone HICP excluding tobacco	(7,394)

Total		$—	$(158,198)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$785
	CMBX NA BBB- Index	BBB-/P	5,303	88,000	5/11/63	300 bp	1,060
	CMBX NA BBB- Index	BBB-/P	10,865	176,000	5/11/63	300 bp	2,379
	CMBX NA BBB- Index	BBB-/P	10,317	181,000	5/11/63	300 bp	1,590
	Credit Suisse International
	CMBX NA BB Index	—	(842)	6,000	1/17/47	(500 bp)	52
	CMBX NA BB Index	—	(25,805)	1,462,000	5/11/63	(500 bp)	125,553
	CMBX NA BBB- Index	BBB-/P	27,534	307,000	5/11/63	300 bp	12,732
	CMBX NA BBB- Index	BBB-/P	5,588	386,000	5/11/63	300 bp	(13,024)
	CMBX NA BBB- Index	BBB-/P	8,852	808,000	5/11/63	300 bp	(30,108)
	CMBX NA BBB- Index	BBB-/P	11,256	857,000	5/11/63	300 bp	(30,066)
	CMBX NA BBB- Index	BBB-/P	2,919	82,000	1/17/47	300 bp	(2,749)
	CMBX NA BBB- Index	BBB-/P	9,546	90,000	1/17/47	300 bp	3,326
	CMBX NA BBB- Index	BBB-/P	28,799	273,000	1/17/47	300 bp	9,930
	CMBX NA BBB- Index	BBB-/P	70,333	736,000	1/17/47	300 bp	19,464
	CMBX NA BBB- Index	BBB-/P	77,618	1,039,000	1/17/47	300 bp	5,806
	Goldman Sachs International
	CMBX NA BB Index	—	(48,593)	475,000	5/11/63	(500 bp)	781
	CMBX NA BB Index	—	(6,053)	40,000	1/17/47	(500 bp)	(85)
	CMBX NA BBB- Index	BBB-/P	59	15,000	1/17/47	300 bp	(978)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(1,114)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(1,114)
	CMBX NA BBB- Index	BBB-/P	141	33,000	1/17/47	300 bp	(2,140)
	CMBX NA BBB- Index	BBB-/P	118	33,000	1/17/47	300 bp	(2,163)
	CMBX NA BBB- Index	BBB-/P	118	33,000	1/17/47	300 bp	(2,163)
	CMBX NA BBB- Index	BBB-/P	4,354	90,000	5/11/63	300 bp	(15)
	CMBX NA BBB- Index	BBB-/P	401	19,000	1/17/47	300 bp	(913)
	CMBX NA BBB- Index	BBB-/P	2,725	91,000	1/17/47	300 bp	(3,565)
	CMBX NA BBB- Index	BBB-/P	4,013	93,000	1/17/47	300 bp	(2,415)
	CMBX NA BBB- Index	BBB-/P	3,744	93,000	1/17/47	300 bp	(2,684)
	CMBX NA BBB- Index	BBB-/P	3,744	93,000	1/17/47	300 bp	(2,684)
	CMBX NA BBB- Index	BBB-/P	3,907	94,000	1/17/47	300 bp	(2,590)
	CMBX NA BBB- Index	BBB-/P	4,091	135,000	1/17/47	300 bp	(5,240)
	CMBX NA BBB- Index	BBB-/P	15,077	156,000	1/17/47	300 bp	4,294
	CMBX NA BBB- Index	BBB-/P	26,216	189,000	1/17/47	300 bp	13,153
	CMBX NA BBB- Index	BBB-/P	35,851	270,000	1/17/47	300 bp	17,190
	CMBX NA BBB- Index	BBB-/P	77,202	388,000	1/17/47	300 bp	50,386
	JPMorgan Securities LLC
	CMBX NA BBB- Index	BBB-/P	97,804	1,159,000	5/11/63	300 bp	41,922
	CMBX NA BBB- Index	BBB-/P	4,980	90,000	1/17/47	300 bp	(1,241)
	CMBX NA BBB- Index	BBB-/P	5,380	102,000	1/17/47	300 bp	(1,670)
	CMBX NA BBB- Index	BBB-/P	2,719	104,000	1/17/47	300 bp	(4,469)
	CMBX NA BBB- Index	BBB-/P	15,352	156,000	1/17/47	300 bp	4,570
	CMBX NA BBB- Index	BBB-/P	35,698	270,000	1/17/47	300 bp	17,036

	Total		$534,119	$218,819

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through July 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $280,195,643.
(b)	The aggregate identified cost on a tax basis is $390,498,675, resulting in gross unrealized appreciation and depreciation of $13,875,524 and $12,126,991, respectively, or net unrealized appreciation of $1,748,533.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$10,225,190	$78,142,854	$58,003,945	$55,373	$30,364,099
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $139,562,776 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.6%
	Japan	7.2
	France	2.9
	Italy	2.5
	Germany	2.5
	United Kingdom	2.5
	Mexico	1.6
	Spain	1.5
	Greece	1.4
	Netherlands	1.3
	Supra-Nation	1.2
	Canada	0.9
	Brazil	0.8
	Russia	0.8
	Australia	0.7
	South Africa	0.7
	Belgium	0.5
	Argentina	0.5
	Other	2.9

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $373,029 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $422,530 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $779,811 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$81,537,928	$525,200
Foreign government and agency bonds and notes	—	96,043,786	—
Mortgage-backed securities	—	59,518,373	—
Municipal bonds and notes	—	453,037	—
Purchased options outstanding	—	35,210	—
Purchased swap options outstanding	—	88,270	—
U.S. government and agency mortgage obligations	—	115,340,391	—
Short-term investments	30,474,099	8,230,914	—

Totals by level	$30,474,099	$361,247,909	$525,200

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,459,172	$—
Futures contracts	1,824,048	—	—
Written options outstanding	—	(29,120)	—
Written swap options outstanding	—	(465,362)	—
TBA sale commitments	—	(53,680,391)	—
Interest rate swap contracts	—	(4,668,646)	—
Total return swap contracts	—	(158,198)	—
Credit default contracts	—	(315,300)	—

Totals by level	$1,824,048	$(57,857,845)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of October 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of July 31, 2016
Asset-backed securities	$10,635,000	$—	$—	$—	$—	$(10,635,000)	$—	$—	$—
Corporate bonds and notes	$543,400	(27,308)	—	9,108	—	—	—	—	$525,200
Mortgage-backed securities	$2,313,819	(130,471)	—	(47,269)	—	—	—	(2,136,079)	$—
Totals	$13,492,219	$(157,779)	$—	$(38,161)	$—	$(10,635,000)	$—	$(2,136,079)	$525,200

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

# Includes $9,108 related to Level 3 securities still held at period end.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$207,594	$522,894
Foreign exchange contracts	2,283,443	824,271
Interest rate contracts	7,468,147	10,841,945

Total	$9,959,184	$12,189,110

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$44,000,000
Purchased swap option contracts (contract amount)		$223,900,000
Written TBA commitment option contracts (contract amount)		$88,000,000
Written swap option contracts (contract amount)		$253,700,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$296,700,000
OTC interest rate swap contracts (notional)		$14,200,000
Centrally cleared interest rate swap contracts (notional)		$669,300,000
OTC total return swap contracts (notional)		$54,900,000
OTC credit default contracts (notional)		$10,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$332,449	$—	$—	$—	$—	$—	$—	$—	$—	$332,449
	Centrally cleared interest rate swap contracts§	—	—	1,748,415	—	—	—	—	—	—	—	—	—	—	—	—	1,748,415
	OTC Total return swap contracts*#	748	6,147	—	—	6,396	—	11,694	—	1,158	—	—	—	—	—	—	26,143
	OTC Credit default contracts*#	—	—	—	—	152,252	—	55,342	—	—	—	—	—	—	—	—	207,594
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	344,485	—	—	—	—	344,485
	Forward currency contracts#	136,840	131,864	—	92,232	168,638	35,313	235,239	52,027	1,232,517	—	—	46,181	59,389	77,394	15,809	2,283,443
	Purchased swap options#	—	—	—	—	8,329	—	32,137	—	47,804	—	—	—	—	—	—	88,270
	Purchased options#	—	—	—	—	—	—	—	—	35,210	—	—	—	—	—	—	35,210

	Total Assets	$137,588	$138,011	$1,748,415	$92,232	$335,615	$35,313	$666,861	$52,027	$1,316,689	$—	$344,485	$46,181	$59,389	$77,394	$15,809	$5,066,009

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$2,495	$—	$—	$—	$—	$—	$—	$2,495
	Centrally cleared interest rate swap contracts§	—	—	2,238,354	—	—	—		—	—	—	—	—	—	—	—	2,238,354
	OTC Total return swap contracts*#	—	26,676	—	22	3,208	—	107,797	—	46,638	—	—	—	—	—	—	184,341
	OTC Credit default contracts*#	23,337	—	—	—	267,134	—	126,638	—	—	105,785	—	—	—	—	—	522,894
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	211,644	—	—	—	—	211,644
	Forward currency contracts#	52,013	38,233	—	12	51,436	65,965	58,331	1,070	100,543	—	—	316,508	49,088	80,431	10,641	824,271
	Written swap options#	—	—	—	—	26,566	—	37,401	—	401,395	—	—	—	—	—	—	465,362
	Written options#	—	—	—	—	—	—	—	—	29,120	—	—	—	—	—	—	29,120

	Total Liabilities	$75,350	$64,909	$2,238,354	$34	$348,344	$65,965	$330,167	$1,070	$580,191	$105,785	$211,644	$316,508	$49,088	$80,431	$10,641	$4,478,481

	Total Financial and Derivative Net Assets	$62,238	$73,102	$(489,939)	$92,198	$(12,729)	$(30,652)	$336,694	$50,957	$736,498	$(105,785)	$132,841	$(270,327)	$10,301	$(3,037)	$5,168	$587,528
	Total collateral received (pledged)##†	$—	$—	$—	$92,198	$—	$—	$336,694	$—	$(259,944)	$(105,785)	$—	$(270,327)	$—	$—	$—
	Net amount	$62,238	$73,102	$(489,939)	$—	$(12,729)	$(30,652)	$—	$50,957	$996,442	$—	$132,841	$—	$10,301	$(3,037)	$5,168

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2016